John Hancock Funds II

601 Congress Street

Boston, MA 02210

December 1, 2011

VIA EDGAR

U.S Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: John Hancock Funds II (the "Registrant")

File Nos. 333-126293; 811-21779

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this letter serves as notice that the forms of prospectuses and statement of additional information dated November 30, 2011 for each class of shares of  Currency Strategies Fund, Fundamental All Cap Core Fund, Fundamental Large Cap Core Fund, Fundamental Large Cap Value Fund, Global High Yield Fund, Multi Sector Bond Fund, Technical Opportunities Fund and Technical Opportunities Fund II, each a separate series of the Registrant, that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from the forms of prospectuses and statement of additional information contained in Post-Effective Amendment No. 59 to the Registration Statement on Form N-1A filed electronically with the U.S. Securities and Exchange Commission on November 22, 2011 via EDGAR.

If you have any questions or comments, please call me at 617-663-4326.

/s/Andrew Wilkins

Andrew Wilkins

Assistant Secretary